Transactions with Related Parties - Summary of Transactions Outstanding with Related Parties (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of financial position
Loans to customers	₸ 4,478,489	₸ 3,369,512
Allowance for impairment losses	(242,532)	(214,702)
Other assets	135,598	74,780
Customer accounts	5,441,456	4,000,690
Other liabilities	115,272	70,850
Consolidated Statements of Profit or Loss
Net fee revenue	1,027,545	724,742	₸ 519,474
Net fee revenue	987,967	679,782	467,493
Interest revenue	833,516	574,426	422,075
Other gains (losses)	23,200	16,384	(4,746)
Interest expense	(478,010)	(278,676)	(171,491)
Transaction expenses	(27,470)	(22,188)	(16,542)
Cost of goods and services	(166,356)	(82,747)	(56,829)
Transactions with Related Parties
Consolidated statements of financial position
Loans to customers	2,435	3,057
Allowance for impairment losses	(2)	(7)
Other assets	1,196	20
Customer accounts	15,259	16,442
Other liabilities	5,050	1,339
Consolidated Statements of Profit or Loss
Net fee revenue	4,161
Interest revenue	259	314	362
Other gains (losses)	2
Interest expense	(544)	(403)	(166)
Transaction expenses	(137)
Cost of goods and services	(5,129)
Entities Controlled by the Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Loans to customers	2,435
Allowance for impairment losses	(2)
Other assets	1,196	3
Customer accounts	9,526	5,462
Other liabilities	5,004	198
Consolidated Statements of Profit or Loss
Net fee revenue	4,008
Other gains (losses)	2
Interest expense	(507)	(176)	(6)
Transaction expenses	(137)
Cost of goods and services	(5,129)
Other Related Parties
Consolidated Statements of Profit or Loss
Interest revenue	6
Other Related Parties | Transactions with Related Parties
Consolidated statements of financial position
Loans to customers		3,057
Allowance for impairment losses		(7)
Other assets		17
Customer accounts	71	10,502
Other liabilities		1,141
Consolidated Statements of Profit or Loss
Interest revenue	259	314	362
Interest expense	(3)	(208)	(138)
Key Management Personnel of the Group | Transactions with Related Parties
Consolidated statements of financial position
Customer accounts	5,662	478
Other liabilities	46
Consolidated Statements of Profit or Loss
Net fee revenue	153
Interest expense	₸ (34)	₸ (19)	₸ (22)